U.S. SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                           FORM 24F-2
     ANNUAL NOTICE OF SECURITES SOLD PURSUANT TO RULE 24F-2

     READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.   Name and address of issuer:

     Williams Capital Management Trust
     570 Seventh Avenue, Suite 504
     New York, NY  10018

2. The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):[x]

3.   Investment Company Act File Number:  811-21186

     Securities Act File Number:  333-98485

4.   (a)   Last day of fiscal year for which this Form is  filed:
     October 31, 2008

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID
ON THE REGISTRATION FEE DUE.

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)  Aggregate sale price of       $875,380,472
          securities sold during the
          fiscal year pursuant

          to section 24(f):

     (ii) Aggregate  price   of         $997,079,990
          securities redeemed or
          repurchased during the fiscal
          year:

     (iii)     Aggregate price of       $ 85,419,320
          securities redeemed or
          repurchased during any PRIOR
          fiscal year ending no earlier
          than October 11, 1995 that were
          not previously used to reduce
          registration fees payable to
          the Commission:

     (iv) Total available redemption       $ 1,082,499,310
          credits [add items 5(ii) and
          5(iii)]:

     (v)  Net sales -- if item 5(i)       $ 0
          is greater than Item 5(iv)
          [subtract Item 5(iv) from Item
          5(I)]:

     (vi) Redemption    credits         $ (207,118,838)
          available for use in future
          years -- if Item 5(i) is less
          than Item 5(iv) [subtract Item
          5(iv) from Item 5(i)]:

     (vii)      Multiplier  for         x  0.0000393
          determining registration fee
          (See Instruction C.9):

     (viii)    Registration fee due       = $ 0
          [multiply Item 5(v) by Item
          5(vii)] (enter "0" if no fee is
          due):


6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     0. If there is a
     number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.   Interest  due  -- if this Form is being filed more  than  90 days after the
     end of the issuer's fiscal year (see Instruction D): $0

8. Total of the amount of the registration fee due plus any interest due
     [Item 5(viii) plus Item 7]: = $0

9. Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository: N/A

     Method of Delivery: N/A

                         [   ] Wire Transfer
                         [   ] Mail or other means
SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By: (Signature and Title)     /s/_Dail St. Claire
                              Dail St. Claire
                              President     &    Co-Portfolio
                              Manager

Date: January 23, 2009